CTIVP® – Victory Sycamore Established Value Fund
First Quarter Report
March 31, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
CTIVP® – Victory Sycamore Established Value Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 96.9%
Issuer	Shares	Value ($)
Consumer Discretionary 11.5%
Automobile Components 1.1%
BorgWarner, Inc.	79,500	4,313,670
Hotels, Restaurants & Leisure 3.4%
Expedia Group, Inc.	16,300	3,763,507
Hilton Worldwide Holdings, Inc.	14,500	4,409,160
Texas Roadhouse, Inc.	30,300	5,003,742
Total		13,176,409
Household Durables 1.3%
TopBuild Corp.(a)	14,800	5,199,240
Specialty Retail 5.7%
AutoZone, Inc.(a)	1,685	5,691,559
Lowe’s Companies, Inc.	30,300	7,159,284
Penske Automotive Group, Inc.	31,400	4,694,928
Williams-Sonoma, Inc.	25,600	4,667,648
Total		22,213,419
Total Consumer Discretionary		44,902,738
Consumer Staples 7.4%
Consumer Staples Distribution & Retail 4.7%
BJ’s Wholesale Club Holdings, Inc.(a)	43,100	4,241,902
Casey’s General Stores, Inc.	6,320	4,600,075
U.S. Foods Holding Corp.(a)	103,700	9,562,177
Total		18,404,154
Food Products 1.6%
Archer-Daniels-Midland Co.	88,800	6,454,872
Personal Care Products 1.1%
Estee Lauder Companies, Inc. (The), Class A	58,000	4,162,660
Total Consumer Staples		29,021,686
Energy 7.2%
Energy Equipment & Services 2.2%
Baker Hughes Co.	63,900	3,901,095
SLB Ltd.	90,100	4,630,239
Total		8,531,334
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 5.0%
Chord Energy Corp.	35,000	4,976,300
Coterra Energy, Inc.	59,300	2,083,802
Devon Energy Corp.	140,600	7,074,992
Expand Energy Corp.	50,300	5,521,934
Total		19,657,028
Total Energy		28,188,362
Financials 9.4%
Banks 1.8%
Truist Financial Corp.	151,600	6,969,052
Capital Markets 2.0%
LPL Financial Holdings, Inc.	5,800	1,744,814
Raymond James Financial, Inc.	41,400	5,994,306
Total		7,739,120
Insurance 5.6%
American Financial Group, Inc.	36,300	4,635,873
Hartford Insurance Group, Inc. (The)	49,500	6,693,885
Old Republic International Corp.	120,100	4,791,990
Willis Towers Watson PLC	19,600	5,697,720
Total		21,819,468
Total Financials		36,527,640
Health Care 7.8%
Health Care Providers & Services 5.5%
Labcorp Holdings, Inc.	37,000	9,871,970
Molina Healthcare, Inc.(a)	39,000	5,198,700
Quest Diagnostics, Inc.	33,300	6,526,134
Total		21,596,804
Life Sciences Tools & Services 2.3%
IQVIA Holdings, Inc.(a)	23,100	3,939,474
Revvity, Inc.	57,200	5,011,292
Total		8,950,766
Total Health Care		30,547,570

CTIVP® – Victory Sycamore Established Value Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – Victory Sycamore Established Value Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 21.7%
Aerospace & Defense 2.4%
L3Harris Technologies, Inc.	14,300	4,935,645
StandardAero, Inc.(a)	177,500	4,584,825
Total		9,520,470
Building Products 1.4%
Carrier Global Corp.	94,700	5,332,557
Commercial Services & Supplies 1.1%
Republic Services, Inc.	19,400	4,248,988
Electrical Equipment 2.9%
Hubbell, Inc.	13,000	6,379,620
Regal Rexnord Corp.	27,400	5,130,924
Total		11,510,544
Ground Transportation 4.3%
CSX Corp.	183,400	7,528,570
Knight-Swift Transportation Holdings, Inc.	106,400	6,126,512
Landstar System, Inc.	20,100	3,222,231
Total		16,877,313
Machinery 7.0%
AGCO Corp.	34,900	4,043,863
IDEX Corp.	28,000	5,307,400
Lincoln Electric Holdings, Inc.	27,000	6,725,160
Toro Co. (The)	56,500	5,279,360
Xylem, Inc.	49,200	5,879,400
Total		27,235,183
Professional Services 2.6%
CACI International, Inc., Class A(a)	8,750	4,758,863
FTI Consulting, Inc.(a)	29,700	5,250,069
Total		10,008,932
Total Industrials		84,733,987
Information Technology 9.5%
Communications Equipment 0.9%
F5, Inc.(a)	11,800	3,414,094
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 3.2%
CDW Corp.	24,400	2,952,888
Keysight Technologies, Inc.(a)	23,000	6,494,510
Zebra Technologies Corp., Class A(a)	14,800	3,094,384
Total		12,541,782
IT Services 1.3%
Akamai Technologies, Inc.(a)	45,600	5,237,160
Semiconductors & Semiconductor Equipment 2.5%
Microchip Technology, Inc.	104,200	6,732,362
MKS, Inc.	12,500	2,872,625
Total		9,604,987
Software 1.6%
Check Point Software Technologies Ltd.(a)	16,200	2,314,170
Trimble, Inc.(a)	60,500	3,946,415
Total		6,260,585
Total Information Technology		37,058,608
Materials 10.6%
Chemicals 4.1%
CF Industries Holdings, Inc.	27,600	3,583,584
DuPont de Nemours, Inc.	116,000	5,312,800
RPM International, Inc.	70,900	7,047,460
Total		15,943,844
Construction Materials 1.1%
Amrize Ltd.(a)	72,100	4,039,042
Containers & Packaging 3.4%
AptarGroup, Inc.	45,400	5,721,308
Packaging Corp. of America	35,700	7,576,254
Total		13,297,562
Metals & Mining 2.0%
Franco-Nevada Corp.	9,000	2,223,450
Steel Dynamics, Inc.	31,300	5,634,000
Total		7,857,450
Total Materials		41,137,898
CTIVP® – Victory Sycamore Established Value Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – Victory Sycamore Established Value Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 6.1%
Residential REITs 2.7%
Camden Property Trust	48,000	4,687,680
Equity LifeStyle Properties, Inc.	91,600	5,717,672
Total		10,405,352
Retail REITs 1.6%
NNN REIT, Inc.	150,900	6,342,327
Specialized REITs 1.8%
Lamar Advertising Co., Class A	54,900	6,953,634
Total Real Estate		23,701,313
Utilities 5.7%
Electric Utilities 2.3%
Alliant Energy Corp.	125,000	8,970,000
Multi-Utilities 1.8%
CMS Energy Corp.	93,300	7,238,214
Common Stocks (continued)
Issuer	Shares	Value ($)
Water Utilities 1.6%
American Water Works Co., Inc.	44,800	6,096,832
Total Utilities		22,305,046
Total Common Stocks (Cost $343,459,897)		378,124,848

Money Market Funds 2.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(b),(c)	11,179,400	11,174,928
Total Money Market Funds (Cost $11,176,112)		11,174,928
Total Investments in Securities (Cost: $354,636,009)		389,299,776
Other Assets & Liabilities, Net		849,133
Net Assets		390,148,909
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	12,598,519	22,506,701	(23,929,174)	(1,118)	11,174,928	1	104,752	11,179,400
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

CTIVP® – Victory Sycamore Established Value Fund  | 2026

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1QT7038_(05/26)